Propery, Plant And Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2026
Propery, Plant And Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of September 30, 2025 and March 31, 2026, property, plant and equipment, net consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Plant and buildings (1)	$-	$11,167,085
Construction in progress (1)	9,782,541	-
Vehicles	114,671	118,345
Furniture, fixtures and office equipment	30,514	31,491
Subtotal	9,927,726	11,316,921
Less: accumulated depreciation	(92,716)	(194,743)
Property, plant and equipment, net	$9,835,010	$11,122,178

(1)

The construction of the Changzhou manufacturing plant was substantially completed and the relevant buildings were ready for their intended use in January 2026. Accordingly, the carrying amount of construction in progress related to the project was transferred to property and buildings in January 2026, and depreciation commenced when the assets were available for their intended use. Any subsequent renovation or fit-out costs, if incurred, will be accounted for separately and capitalized only when they meet the capitalization criteria.

For the six months ended March 31, 2025 and 2026, the Group capitalized interest costs of $179,787 and $104,523, respectively, related to the long-term borrowings from Bank of Jiangnan during the period in which the qualifying assets were under construction. Since the Changzhou manufacturing plant was transferred to property and buildings in January 2026, interest capitalization ceased when the related assets were substantially complete and ready for their intended use.